Inventories (Schedule Of Inventories) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Inventory Disclosure [Line Items]
Telecommunications equipment to be sold and materials	¥ 179,499	¥ 160,482
Projects in progress	86,382	101,052
Supplies	84,840	67,839
Total	¥ 350,721	¥ 329,373